Income Tax - Schedule of Cumulative Net Operating Losses Carried Forward (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 37,766	$ 2,674,612	$ 8,378	$ 1,269,073	$ 512,122
PRC Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	28,757	2,666,264		1,262,629	508,737
HK Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	2,569	1,908	1,934
Singapore Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 6,440	$ 6,440	$ 6,444	$ 6,444	$ 3,385